Federated Hermes Fund for U.S. Government Securities II
Portfolio of Investments
March 31, 2021 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—44.6%
	Federal Home Loan Mortgage Corporation—11.9%
$ 993,341	2.000%, 3/1/2051	$991,705
412,200	3.000%, 11/1/2045	436,561
993,486	3.000%, 10/1/2046	1,044,130
539,689	3.000%, 10/1/2046	572,934
92,988	3.000%, 11/1/2046	97,699
946,931	3.500%, 7/1/2042	1,028,220
883,136	3.500%, 9/1/2043	958,673
243,335	3.500%, 5/1/2046	264,300
1,380,077	3.500%, 11/1/2047	1,461,890
1,318,865	4.000%, 12/1/2041	1,457,126
146,862	4.000%, 1/1/2042	162,258
662,288	4.000%, 3/1/2046	725,510
278,807	4.000%, 11/1/2047	300,630
130,354	4.000%, 12/1/2047	140,516
197,951	4.000%, 4/1/2048	213,260
804,175	4.000%, 7/1/2048	864,355
228,040	4.500%, 8/1/2040	256,464
541,930	4.500%, 12/1/2040	609,480
712,346	4.500%, 4/1/2041	800,915
290,468	5.000%, 1/1/2034	328,198
83,925	5.000%, 5/1/2034	94,827
66,147	5.000%, 4/1/2036	75,331
21,557	5.000%, 5/1/2036	24,543
15,190	5.000%, 6/1/2036	17,298
91,663	5.000%, 6/1/2040	105,595
499,488	5.500%, 5/1/2034	573,805
13,112	5.500%, 12/1/2035	15,183
107,287	5.500%, 2/1/2036	123,975
52,721	5.500%, 5/1/2036	61,109
9,264	5.500%, 5/1/2036	10,732
9,684	5.500%, 5/1/2036	11,188
4,308	5.500%, 6/1/2036	4,992
2,251	5.500%, 6/1/2036	2,609
75,266	5.500%, 11/1/2037	87,202
146,347	5.500%, 1/1/2038	169,593
4,706	6.000%, 1/1/2032	5,395
21,484	6.000%, 2/1/2032	24,813
75,841	6.000%, 4/1/2036	89,141
13,674	6.000%, 5/1/2036	16,125
164,373	6.000%, 6/1/2037	194,422
19,668	6.000%, 7/1/2037	23,260
4,976	6.500%, 6/1/2022	5,107
370	6.500%, 5/1/2024	396
5,866	6.500%, 3/1/2029	6,659
2,339	6.500%, 6/1/2029	2,664
2,292	6.500%, 7/1/2029	2,607

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 495	6.500%, 9/1/2029	$557
1,613	7.000%, 12/1/2029	1,873
847	7.000%, 6/1/2030	970
164	7.000%, 11/1/2030	192
168,759	7.000%, 4/1/2032	200,850
16,651	7.500%, 12/1/2030	19,655
9,878	7.500%, 1/1/2031	11,626
2,522	8.500%, 5/1/2030	2,952
604	9.000%, 2/1/2025	656
291	9.000%, 5/1/2025	310
	TOTAL	14,703,036
	Federal National Mortgage Association—16.7%
1,707,920	2.000%, 6/1/2050	1,705,641
965,871	2.000%, 11/1/2050	964,582
993,563	2.000%, 3/1/2051	991,926
1,398,607	2.500%, 3/1/2050	1,435,671
726,644	3.000%, 10/1/2046	763,685
1,146,783	3.000%, 11/1/2046	1,204,882
185,970	3.000%, 11/1/2046	197,484
88,420	3.000%, 1/1/2047	92,899
764,787	3.000%, 1/1/2047	803,533
57,444	3.000%, 2/1/2047	61,180
788,393	3.000%, 2/1/2048	839,176
354,125	3.000%, 2/1/2048	376,935
175,556	3.000%, 7/1/2049	182,695
2,034,559	3.500%, 9/1/2042	2,208,579
989,039	3.500%, 8/1/2046	1,060,343
827,758	3.500%, 9/1/2046	885,727
1,188,884	3.500%, 12/1/2046	1,268,726
747,787	3.500%, 12/1/2047	794,735
424,024	3.500%, 1/1/2048	459,629
266,906	4.000%, 2/1/2041	293,014
692,155	4.000%, 12/1/2041	759,856
536,425	4.000%, 4/1/2042	592,325
332,443	4.000%, 2/1/2048	358,256
243,202	4.000%, 2/1/2048	262,313
569,702	4.000%, 2/1/2048	614,294
230,970	4.500%, 10/1/2041	259,616
209,051	5.000%, 7/1/2034	236,520
26,314	5.000%, 11/1/2035	29,918
3,049	5.500%, 11/1/2021	3,084
104,292	5.500%, 9/1/2034	120,371
51,171	5.500%, 1/1/2036	59,378
63,576	5.500%, 4/1/2036	73,745
2,439	6.000%, 8/1/2021	2,460
2,744	6.000%, 7/1/2029	3,090
1,508	6.000%, 5/1/2031	1,731
8,942	6.000%, 5/1/2036	10,528
156,086	6.000%, 7/1/2036	184,520
4,337	6.000%, 7/1/2036	5,123
35,812	6.000%, 9/1/2037	42,424

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 66,059	6.000%, 11/1/2037	$78,130
30,296	6.000%, 12/1/2037	35,290
1,650	6.500%, 6/1/2029	1,896
2,071	6.500%, 6/1/2029	2,372
589	6.500%, 6/1/2029	675
193	6.500%, 7/1/2029	220
44	6.500%, 7/1/2029	45
208	6.500%, 7/1/2029	237
3,099	6.500%, 7/1/2029	3,549
24	6.500%, 7/1/2029	28
280	6.500%, 7/1/2029	318
178	6.500%, 8/1/2029	198
3,858	6.500%, 9/1/2030	4,454
15,927	6.500%, 6/1/2031	18,514
11,820	6.500%, 4/1/2032	13,843
937	7.000%, 2/1/2024	999
2,055	7.000%, 10/1/2029	2,361
11,820	7.000%, 10/1/2029	13,804
3,981	7.000%, 11/1/2030	4,694
46,061	7.000%, 4/1/2031	54,270
82,303	7.000%, 4/1/2032	97,904
1,077	7.500%, 8/1/2028	1,223
190	7.500%, 9/1/2028	219
3,401	7.500%, 2/1/2030	3,996
1,634	8.000%, 7/1/2030	1,932
	TOTAL	20,551,765
	Government National Mortgage Association—6.0%
1,319,826	3.000%, 11/20/2047	1,389,897
2,407,631	3.500%, 1/20/2048	2,604,241
881,452	3.500%, 2/20/2048	952,056
353,342	4.500%, 6/20/2039	392,015
286,305	4.500%, 10/15/2039	321,065
399,858	4.500%, 8/20/2040	447,464
219,803	5.000%, 7/15/2034	247,518
21,625	6.000%, 4/15/2032	24,798
43,393	6.000%, 5/15/2032	50,154
74,802	6.000%, 4/15/2036	87,213
145,610	6.000%, 5/15/2036	169,946
81,646	6.000%, 5/15/2036	95,193
29,588	6.000%, 7/20/2036	34,355
29,023	6.000%, 5/20/2037	33,734
161,224	6.000%, 7/20/2038	187,946
2,420	6.500%, 12/15/2023	2,545
4,660	6.500%, 5/15/2024	4,935
1,860	6.500%, 6/15/2029	2,117
4,256	6.500%, 6/15/2031	4,863
3,735	6.500%, 7/20/2031	4,306
3,552	6.500%, 8/20/2031	4,093
23,131	6.500%, 10/15/2031	26,847
37,238	6.500%, 12/15/2031	43,107
3,384	6.500%, 4/15/2032	3,924

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 21,007		6.500%, 5/15/2032	$24,394
161,273		6.500%, 5/15/2032	187,825
1,499		500%, 10/15/2029	1,746
350		500%, 10/15/2029	408
3,546		7.500%, 3/20/2030	4,112
926		8.000%, 4/15/2030	1,092
		TOTAL	7,353,909
	[1]	Uniform Mortgage-Backed Securities, TBA—10.0%
1,000,000		2.500%, 4/1/2051	1,026,054
11,000,000		2.500%, 4/20/2051	11,345,949
		TOTAL	12,372,003
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $51,894,108)	54,980,713
		U.S. TREASURIES—24.0%
		U.S. Treasury Bonds—4.9%
1,500,000		1.875%, 2/15/2041	1,397,936
500,000		2.250%, 8/15/2046	485,884
700,000		2.375%, 11/15/2049	696,490
250,000		2.750%, 8/15/2042	268,555
1,200,000		2.875%, 8/15/2045	1,311,727
1,025,000		2.875%, 5/15/2049	1,127,070
650,000		3.125%, 8/15/2044	740,275
		TOTAL	6,027,937
		U.S. Treasury Notes—19.1%
1,500,000		0.125%, 12/15/2023	1,493,313
1,000,000		0.250%, 9/30/2025	975,441
1,000,000		0.375%, 9/30/2027	940,987
1,500,000		0.625%, 11/30/2027	1,430,388
1,500,000		0.625%, 12/31/2027	1,428,168
1,000,000		0.625%, 8/15/2030	906,603
500,000		1.125%, 2/15/2031	472,506
525,000		1.375%, 9/30/2023	539,944
1,500,000		1.750%, 5/15/2022	1,527,615
2,000,000		2.000%, 2/15/2023	2,068,552
250,000		2.250%, 11/15/2027	264,622
3,000,000		2.375%, 1/31/2023	3,121,673
3,000,000		2.500%, 1/15/2022	3,057,511
1,800,000		2.500%, 3/31/2023	1,883,908
250,000		2.500%, 2/28/2026	269,208
500,000		2.750%, 8/15/2021	505,108
2,500,000		2.750%, 7/31/2023	2,647,310
		TOTAL	23,532,857
		TOTAL U.S. TREASURIES (IDENTIFIED COST $29,001,014)	29,560,794
		GOVERNMENT AGENCIES—11.2%
		Federal Farm Credit System—2.3%
1,500,000		0.375%, 4/8/2022	1,504,399
1,000,000		5.750%, 12/7/2028	1,303,729
		TOTAL	2,808,128
		Federal Home Loan Bank System—3.5%
1,650,000		0.500%, 4/14/2025	1,635,758

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Federal Home Loan Bank System—continued
$ 1,500,000		2.375%, 3/13/2026	$1,603,102
1,000,000		3.125%, 12/12/2025	1,103,479
		TOTAL	4,342,339
		Federal Home Loan Mortgage Corporation—0.1%
72,000		6.750%, 9/15/2029	101,437
		Tennessee Valley Authority Bonds—5.3%
1,750,000		0.750%, 5/15/2025	1,748,692
1,700,000		2.875%, 2/1/2027	1,859,314
2,000,000		4.650%, 6/15/2035	2,561,305
250,000		4.875%, 1/15/2048	341,733
		TOTAL	6,511,044
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $12,614,250)	13,762,948
		COMMERCIAL MORTGAGE-BACKED SECURITIES—8.3%
		Agency Commercial Mortgage-Backed Securities—6.2%
1,185,866		FHLMC REMIC, Series K104, Class A1, 1.938%, 10/25/2029	1,209,293
1,143,000		FHLMC REMIC, Series K727, Class A2, 2.946%, 7/25/2024	1,216,148
2,500,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	2,754,484
2,482,000		FNMA REMIC, Series 2020-M14, Class A2, 1.784%, 5/25/2030	2,434,371
		TOTAL	7,614,296
		Non-Agency Commercial Mortgage-Backed Securities—2.1%
1,400,000		BANK 2017-BNK5 A3, Class A3, 3.020%, 6/15/2060	1,470,578
1,100,000		Fontainebleau Miami Beach Trust, Class A, 3.144%, 12/10/2036	1,150,806
		TOTAL	2,621,384
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $10,032,703)	10,235,680
		ASSET-BACKED SECURITIES—7.5%
		Auto Receivables—3.1%
311,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	317,774
1,228,000		Santander Drive Auto Receivables Trust 2020-1, Class A3, 2.030%, 2/15/2024	1,243,604
550,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	569,763
1,085,000		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	1,096,472
500,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	515,862
		TOTAL	3,743,475
		Credit Card—2.1%
2,500,000	[2]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.466% (1-month USLIBOR +0.360%), 4/15/2025	2,513,342
		Other—0.0%
43,253		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	43,540
		Student Loans—2.3%
439,726		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	443,389
930,909		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	938,590
556,532		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	562,184
931,094	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.206% (1-month USLIBOR +1.100%), 7/15/2053	936,686
		TOTAL	2,880,849
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $9,056,221)	9,181,206
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.2%
		Federal National Mortgage Association—1.5%
752,879	[2]	REMIC, Series 2016-83, Class FA, 0.608% (1-month USLIBOR +0.500%), 11/25/2046	759,207
1,127,220	[2]	REMIC, Series 2018-15, Class JF, 0.408% (1-month USLIBOR +0.300%), 3/25/2048	1,132,145
		TOTAL	1,891,352

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—0.5%
$ 599,839		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	$626,944
		Non-Agency Mortgage—0.2%
73,940		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	26,902
204,741		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	207,604
		TOTAL	234,506
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,766,358)	2,752,802
		REPURCHASE AGREEMENT—14.2%
17,543,000	[3]	Interest in $2,065,000,000 joint repurchase agreement 0.01%, dated 3/31/2021 under which Bank of America, N.A. will repurchase a security provided as collateral for $2,065,000,574 on 4/1/2021. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 7/20/2050 and the market value of that underlying security was $2,106,300,586. (IDENTIFIED COST $17,543,000)	17,543,000
		TOTAL INVESTMENT IN SECURITIES—112.0% (IDENTIFIED COST $132,907,654)	138,017,143
		OTHER ASSETS AND LIABILITIES - NET—(12.0)%[4]	(14,839,381)
		TOTAL NET ASSETS—100%	$123,177,762

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	All or a portion of these securities are segregated pending settlement of when issued and delayed delivery transaction
4
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company(the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit